ESOP Plan (Detail Textual 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Contribution expense	$ 134,000
ESOP principal payment	109,000
ESOP interest expenses	25,000
Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Term of completed year of service		3 months
Number of period for vesting		2 years
Fully Vesting period		6 years
Minimum amount of ESOP contributions		130,000
Contribution expense		178,000	178,000
Contribution expense	45,000
ESOP principal payment	37,000	138,000	131,000
ESOP interest expenses	8,000	40,000	47,000
ESOP compensation expenses	$ 62,000	$ 133,000	$ 173,000
Fair value of the shares	$ 0.45	$ 0.84	$ 1.15
Shares of unallocated company stock		442,736	553,420
Number of allocated company stock		1,128,303	1,017,619
Shares of allocated company stock		1,238,987	1,128,303